UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 410
                                          San Franciso, CA  94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair

Title: C.O.O

Phone: 415-362-6120

Signature, /s/ Karin M. Blair            Place, and Date of Signing: 07/05/05
                                         San Francisco, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total: 94,632,000

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

Stafford Capital Management

June 30, 2005

                                   TITLE OF                VALUE    SHARES/ SH/   PUT/  INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER                  CLASS       CUSIP     (x$1000)  PRN AMT PRN   CALL  DSCRETN   MANAGERS     SOLE   SHARED  NONE
-----------------------            --------   ---------   --------  ------- ---   ----  -------  ----------  -------- ------ -------
AFC Enterprises, Inc.                 COM     00104Q107     1,454   110,350  SH          SOLE         NO      108,250          2,100
AFLAC, Inc.                           COM     001055102       624    14,425  SH          SOLE         NO       11,050          3,375
Abbott Labs                           COM     002824100        42       850  SH          SOLE         NO            0            850
Advent Software Inc.                  COM     007974108     2,328   114,880  SH          SOLE         NO      107,500          7,380
Agilent Technologies, Inc.            COM     00846U101         5       228  SH          SOLE         NO            0            228
Airgas, Inc.                          COM     009363102     3,025   122,600  SH          SOLE         NO      115,000          7,600
Align Technology, Inc.                COM     016255101     1,468   199,150  SH          SOLE         NO      199,150              0
Amedisys Inc.                         COM     023436108     1,697    46,150  SH          SOLE         NO       46,150              0
American Express Co.                  COM     025816109        16       300  SH          SOLE         NO          300              0
American Software Class A           CLASS A   029683109     1,642   284,000  SH          SOLE         NO      284,000              0
Amgen                                 COM     031162100        12       200  SH          SOLE         NO          200              0
Anglo American PLC                    COM     03485P102       187     7,950  SH          SOLE         NO        7,950              0
Ann Taylor Stores                     COM     036115103     1,389    57,200  SH          SOLE         NO       57,200              0
Applied Materials                     COM     038222105         9       560  SH          SOLE         NO          560              0
Atlas Pipeline Partners, LP           COM     049392103       286     6,550  SH          SOLE         NO        6,550              0
Automatic Data Processing             COM     053015103       812    19,350  SH          SOLE         NO       14,900          4,450
Avery Dennison Corp.                  COM     053611109        19       350  SH          SOLE         NO          350              0
Avid Tech Inc Com                     COM     05367P100     1,401    26,300  SH          SOLE         NO       26,300              0
Beacon Roofing Supply, Inc.           COM     073685109       701    26,650  SH          SOLE         NO       26,300            350
Bunge Limited                         COM     G16962105       685    10,800  SH          SOLE         NO        8,350          2,450
Burlington Resources, Inc.            COM     122014103        36       650  SH          SOLE         NO          650              0
Cal Dive International                COM     127914109     1,980    37,800  SH          SOLE         NO       37,800              0
Central Garden & Pet Co.              COM     153527106     2,291    46,650  SH          SOLE         NO       43,600          3,050
Chesapeake Energy                     COM     165167107       585    25,650  SH          SOLE         NO       19,800          5,850
ChevronTexaco Corporation             COM     166764100       820    14,669  SH          SOLE         NO       12,469          2,200
Cisco Systems, Inc.                   COM     17275R102         8       400  SH          SOLE         NO          400              0
Coca-Cola Bottling Company            COM     191098102       207     4,100  SH          SOLE         NO        3,250            850
Colgate Palmolive Company             COM     194162103        30       600  SH          SOLE         NO          600              0
Compugen Ltd.                         COM     M25722105       273    85,300  SH          SOLE         NO       67,200         18,100
Comverse Tech Inc Com Par             COM     205862402       276    11,675  SH          SOLE         NO        9,000          2,675
Cost Plus, Inc.                       COM     221485105     1,556    62,400  SH          SOLE         NO       62,400              0
Cullen/Frost Bankers, Inc.            COM     229899109     2,190    45,950  SH          SOLE         NO       45,950              0
Cymer Inc.                            COM     232572107       781    29,650  SH          SOLE         NO       29,650              0
Cypress Semiconductor                 COM     232806109     1,286   102,150  SH          SOLE         NO      102,150              0
DDI Corp.                             COM     233162304       769   390,501  SH          SOLE         NO      390,501              0
DTE Energy Co.                        COM     233331107        23       500  SH          SOLE         NO          500              0
Enterasys Networks Inc.               COM     293637104       846   939,765  SH          SOLE         NO      939,600            165
Extreme Networks, Inc.                COM     302260106     1,223   300,500  SH          SOLE         NO      300,500              0
Fairchild Semiconductor               COM     303726103       709    48,100  SH          SOLE         NO       48,100              0
First Data Corp.                      COM     319963104       574    14,300  SH          SOLE         NO       11,000          3,300
FirstService Corporation              COM     33761N109        14       700  SH          SOLE         NO          700              0
General Electric                      COM     369604103       574    16,564  SH          SOLE         NO       12,650          3,914
HCC Insurance Holdings Inc.           COM     404132102     2,361    62,350  SH          SOLE         NO       62,350              0
HealthExtras, Inc.                    COM     422211102     1,606    80,000  SH          SOLE         NO       80,000              0
Henry Schein, Inc.                    COM     806407102     1,478    35,600  SH          SOLE         NO       35,600              0
Home Depot                            COM     437076102       614    15,775  SH          SOLE         NO       11,600          4,175
IDX Systems Corp.                     COM     449491109     1,483    49,200  SH          SOLE         NO       49,200              0
Ingram Micro Inc.                     COM     457153104     1,442    92,050  SH          SOLE         NO       92,050              0
Intel                                 COM     458140100        10       400  SH          SOLE         NO          400              0
Intl Wire Group Inc.                  COM     460933104     1,088    98,950  SH          SOLE         NO       98,950              0
Jacuzzi Brands, Inc.                  COM     469865109     2,328   216,950  SH          SOLE         NO      216,950              0
Johnson & Johnson                     COM     478160104        60       928  SH          SOLE         NO          128            800
Jones Lang LaSalle                    COM     48020Q107     1,475    33,350  SH          SOLE         NO       33,350              0
Keynote Systems, Inc.                 COM     493308100     1,100    94,300  SH          SOLE         NO       94,300              0
Laureate Education Inc.               COM     518613104     3,125    65,300  SH          SOLE         NO       61,700          3,600
Lilly, Eli & Co. Common               COM     532457108        33       600  SH          SOLE         NO          600              0
Linens N' Things Inc.                 COM     535679104       741    31,300  SH          SOLE         NO       31,300              0
Littelfuse, Inc.                      COM     543442107         7       250  SH          SOLE         NO          250              0
Magellan Midstream Partners, LP       COM     559080106       293     8,950  SH          SOLE         NO        8,950              0
Medtronic, Inc.                       COM     585055106        28       550  SH          SOLE         NO          550              0
Mercury General Corp.                 COM     589400100       553    10,150  SH          SOLE         NO        7,750          2,400
Microsoft                             COM     594918104       740    29,800  SH          SOLE         NO       21,400          8,400
MoneyGram International               COM     60935y109     1,935   101,200  SH          SOLE         NO       94,550          6,650
Murphy Oil Corp.                      COM     626717102       293     5,600  SH          SOLE         NO        4,100          1,500
NVIDIA Corp.                          COM     67066G104       598    22,375  SH          SOLE         NO       17,300          5,075
Nabors Industries                     COM     629568106       109     1,800  SH          SOLE         NO            0          1,800
Network Equipment Technology          COM     641208103     1,387   268,750  SH          SOLE         NO      268,750              0
Newmont Mining Corp.                  COM     651639106       677    17,350  SH          SOLE         NO       13,150          4,200
Occidental Petroleum Corp.            COM     674599105       623     8,100  SH          SOLE         NO        5,800          2,300
Oracle Systems                        COM     68389X105        42     3,200  SH          SOLE         NO        3,200              0
Pacific Gas & Electric Co.            COM     69331C108       619    16,500  SH          SOLE         NO       12,750          3,750
Party City                            COM     702145103     1,452   121,000  SH          SOLE         NO      121,000              0
Pediatrix Medical Group               COM     705324101     1,555    21,150  SH          SOLE         NO       21,150              0
Peets Coffee & Tea Inc.               COM     705560100        13       400  SH          SOLE         NO          400              0
Pfizer                                COM     717081103       587    21,300  SH          SOLE         NO       16,400          4,900
Plum Creek Timber Company, Inc.       COM     729251108        11       300  SH          SOLE         NO          300              0
Polycom, Inc.                         COM     73172K104     1,717   115,180  SH          SOLE         NO      107,530          7,650
Polymedica Corp.                      COM     731738100     2,211    62,000  SH          SOLE         NO       59,950          2,050
Psychiatric Solutions, Inc.           COM     74439H108     1,559    32,000  SH          SOLE         NO       32,000              0
Quiksilver, Inc.                      COM     74838C106     1,697   106,200  SH          SOLE         NO      106,200              0
Quinton Cardiology Systems I          COM     748773108       551    68,500  SH          SOLE         NO       42,150         26,350
Regis Corp.                           COM     758932107     1,491    38,150  SH          SOLE         NO       38,150              0
Rio Tinto PLC ADR                     COM     767204100         6        50  SH          SOLE         NO           50              0
Rohm & Haas Co.                       COM     775371107       563    12,150  SH          SOLE         NO        9,300          2,850
SBC Communications                    COM     78387G103       660    27,800  SH          SOLE         NO       20,150          7,650
Schlumberger, Ltd.                    COM     806857108       621     8,175  SH          SOLE         NO        6,300          1,875
Servicemaster Co.                     COM     81760N109        34     2,500  SH          SOLE         NO        2,500              0
Smucker J M Co.                       COM     832696405        14       300  SH          SOLE         NO          300              0
Sports Authority Inc.                 COM     84917U109     2,685    84,425  SH          SOLE         NO       78,500          5,925
Stillwater Mining                     COM     86074Q102         1       100  SH          SOLE         NO          100              0
Streettracks Gold Trust               COM     863307104       481    11,075  SH          SOLE         NO        8,625          2,450
Sturm Ruger & Co. Inc.                COM     864159108       593    70,800  SH          SOLE         NO       54,900         15,900
Suncor Energy, Inc.                   COM     867229106       660    13,950  SH          SOLE         NO       10,750          3,200
Superior Energy Services, Inc.        COM     868157108     2,904   163,150  SH          SOLE         NO      163,150              0
Synagro Technologies, Inc.            COM     871562203       753   155,800  SH          SOLE         NO      155,800              0
U.S. Bancorp                          COM     902973304        11       379  SH          SOLE         NO          379              0
UMB Financial Corp.                   COM     902788108     2,247    39,400  SH          SOLE         NO       39,400              0
Varian Semiconductor Equiptment       COM     922207105     1,360    36,750  SH          SOLE         NO       36,750              0
Verizon Communications                COM     92343V104       543    15,722  SH          SOLE         NO       12,072          3,650
Walgreen Co.                          COM     931422109        37       800  SH          SOLE         NO          800              0
Waste Management Inc.                 COM     94106L109       544    19,200  SH          SOLE         NO       14,600          4,600
WatchGuard Technologies, Inc.         COM     941105108     1,567   399,800  SH          SOLE         NO      399,800              0
Wells Fargo Bank                      COM     949746101       583     9,475  SH          SOLE         NO        7,300          2,175
Zhone Technologies                    COM     98950P108       763   227,700  SH          SOLE         NO      227,700              0
Zilog, Inc.                           COM     989524301       895   212,050  SH          SOLE         NO      212,050              0
Zoll Medical Corp.                    COM     989922109       363    14,250  SH          SOLE         NO       10,150          4,100
drugstore.com                         COM     262241102     1,199   287,550  SH          SOLE         NO      287,550              0

                                                           94,632 6,998,576                                 6,789,714        208,862